COVER PAGE	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE CORPORATION
Entity Central Index Key	0001788348
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false